RELATED PARTIES	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
RELATED PARTIES	RELATED PARTIES
As of December 31, 2023, the Company has no ultimate controlling shareholder. See also Note 19 for details regarding ownership structure.

COMPENSATION TO BOARD OF DIRECTORS AND SENIOR MANAGERS OF THE COMPANY
The following table sets forth the total compensation to our Board of Directors, Group Chief Executive Officer, Group Chief Financial Officer and Group General Counsel, who are considered to be key management personnel of the Company, as defined by IAS 24, Related Party Disclosures:

	2023	2022	2021

Short-term employee benefits	11	21	39
Share-based payment*	11	9	9
Termination benefits	—	—	7
Total compensation to the Board of Directors and senior management**	22	30	55

*Share-based payment represents the expense under the Deferred Share Plan, Short-Term Incentive Plan and Long Term Incentive Plans, see further details below.

** The number of directors and senior managers vary from year to year. The group of individuals we consider to be senior managers has changed in recent years, including in 2022, a determination that the chief executive officers of our operating companies should no longer be classified as senior managers and in 2023 the reduction in the Group Executive Committee. As a result, for 2023 reporting, we have changed the total compensation perimeter for the Board of Directors and senior managers to reflect this internal view. Total compensation paid to the Board of Directors and senior management approximates the amount charged in the consolidated income statement for that year with the exception of the share-based payment in 2023, 2022 and 2021.

Under the Company’s bye-laws, the Board of Directors of the Company established a Remuneration and Governance Committee, which has the overall responsibility for approving and evaluating the compensation and benefit plans, policies and programs of the Company’s directors, officers and employees and for supervising the administration of the Company’s equity incentive plans and other compensation and incentive programs.
Compensation of Group Executive Committee
The following table sets forth the total remuneration expense to the Group Executive Committee for the periods indicated (gross amounts in whole euro and whole US$ equivalents). For further details on compensation and changes to the Board of Directors and Group Executive Committee, please refer to the Explanatory notes below.

In whole euros	Kaan Terzioglu	Serkan Okandan	Joop Brakenhoff	Omiyinka Doris	Victor Biryukov	Michael Schulz	Dmitry Shvets	Matthieu Galvani	Alex Bolis
	Group CEO	Group CFO*	Group Chief Internal Audit & Compliance Officer***	Group General Counsel**	Group Head of Corporate Development**	Former Group Chief People Officer****	Former Group Head of Portfolio Management****	Former Chief Corporate Affairs Officer****	Former Group Head of Corporate Development, Communications and Investor Relations****
2023
Short-term employee benefits
Base salary	1,323,000	432,000	684,000	606,667	—	—	—	—	—
Annual incentive	1,082,977	489,995	393,867	368,318	—	—	—	—	—
Other	205,350	406,458	211,263	105,885	—	—	—	—	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—
Share-based payments	4,644,506	1,440,358	1,282,110	662,974	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—
Total remuneration expense	7,255,833	2,768,811	2,571,240	1,743,844	—	—	—	—	—

2022
Short-term employee benefits
Base salary	1,323,000	1,296,000	540,000	77,583	645,865	565,000	647,070	150,000	187,500
Annual incentive	1,035,891	712,800	297,000	52,644	343,556	310,750	350,585	83,178	204,555
Other	205,350	1,806,342	542,362	11,550	814,770	500,205	693,232	—	366,168
Long-term employee benefits	—	—	—	—	—	—	—	—	—
Share-based payments	3,392,793	981,490	654,502	—	105,710	482,768	436,981	36,434	187,704
Termination benefits	—	—	—	—	—	—	—	—	—
Total remuneration expense	5,957,034	4,796,632	2,033,864	141,777	1,909,901	1,858,723	2,127,868	269,612	945,927

* Mr. Okandan remained a GEC member until April 30, 2023.
** Ms. Doris was appointed as Group General Counsel on June 1, 2023.
*** Mr. Brakenhoff was appointed as Group Chief Financial Officer on May 1, 2023.
**** Refer to Changes to Group Executive Committee for further details.

In whole US dollars	Kaan Terzioglu	Serkan Okandan	Joop Brakenhoff	Omiyinka Doris	Victor Biryukov	Michael Schulz	Dmitry Shvets	Matthieu Galvani	Alex Bolis
	Group CEO	Group CFO*	Group Chief Internal Audit & Compliance Officer***	Group General Counsel**	Group Head of Corporate Development**	Former Group Chief People Officer****	Former Group Head of Portfolio Management****	Former Chief Corporate Affairs Officer****	Former Group Head of Corporate Development, Communications and Investor Relations****
2023
Short-term employee benefits
Base salary	1,430,580	467,128	739,619	655,998	—	—	—	—	—
Annual incentive	1,171,039	529,839	425,894	398,268	—	—	—	—	—
Other	222,048	439,509	228,442	114,495	—	—	—	—	—
Long-term employee benefits	—	—	—	—	—	—	—	—	—
Share-based payments	5,022,173	1,557,481	1,386,365	716,884	—	—	—	—	—
Termination benefits	—	—	—	—	—	—	—	—	—
Total remuneration expense	7,845,840	2,993,957	2,780,320	1,885,645	—	—	—	—	—

2022
Short-term employee benefits
Base salary	1,390,582	1,362,203	567,585	81,546	678,869	593,862	680,135	157,662	197,078
Annual incentive	1,088,807	749,212	312,172	55,333	361,112	326,624	368,500	87,427	215,004
Other	215,840	1,898,615	570,067	12,140	856,404	525,757	728,656	—	384,873
Long-term employee benefits	—	—	—	—	—	—	—	—	—
Share-based payments	3,566,105	1,031,627	687,936	—	111,111	507,429	459,310	38,296	197,292
Termination benefits	—	—	—	—	—	—	—	—	—
Total remuneration expense	6,261,334	5,041,657	2,137,760	149,019	2,007,496	1,953,672	2,236,601	283,385	994,247
* Mr. Okandan remained a GEC member until April 30, 2023.
** Ms. Doris was appointed as Group General Counsel on June 1, 2023.
*** Mr. Brakenhoff was appointed as Group Chief Financial Officer on May 1, 2023.
**** Refer to Changes to Group Executive Committee for further details. .
Explanatory notes
Base salary includes any holiday allowances and acting allowances in cash pursuant to the terms of an individual’s employment agreement. Annual incentive expense includes amounts accrued under the cash portion of the short-term incentive in respect of performance during the current year, as well as any special recognition, performance and/or transaction bonuses. Other short-term employee benefits include certain allowances (for example, pension allowance, car allowance, etc.), special awards, and support (for example, relocation support).
Share-based payment expense relates to amounts related to the share portion of the short-term incentive plan, long-term incentive plan and the deferred share plan, see below for further details.
Changes in Group Executive Committee
On January 1, 2022, Victor Biryukov was appointed Group General Counsel. On November 1, 2022, Mr. Biryukov was appointed in a special capacity to manage the sale of the Russian operations.
On June 30, 2022, Alex Bolis stepped down from the role of Group Head of Corporate Development, Communications and Investor Relations.
On October 1, 2022, Matthieu Galvani was appointed Chief Corporate Affairs Officer.
On November 1, 2022, Omiyinka Doris was appointed Acting Group General Counsel.
On March 15, 2023, VEON announced the appointment of Joop Brakenhoff as Group Chief Financial Officer (CFO), effective from May 1, 2023. Mr. Brakenhoff replaced Serkan Okandan whose three-year contract as Group CFO expired at the end of April 2023. Mr. Okandan continued to serve VEON as a special advisor to the Group CEO and CFO.
On June 16, 2023, VEON announced that Omiyinka Doris has been appointed Group General Counsel in a permanent capacity, effective June 1, 2023, and will continue as a member of the GEC.
On July 19, 2023, VEON announced that Group Head of Portfolio Management, Dmitry Shvets, Group Chief People Officer, Michael Schulz and Group Chief Corporate Affairs Officer, Matthieu Galvani will be stepping down from their executive roles effective October 1, 2023. VEON’s GEC will comprise 3 members: Kaan Terzioglu as Group Chief Executive Officer; Joop Brakenhoff as Group Chief Financial Officer; and A. Omiyinka Doris as Group General Counsel, with a flatter Group leadership team structure.
Compensation of Board of Directors
The following table sets forth the total remuneration expense to the members of the Board of Directors for the periods indicated (gross amounts in whole euro and whole U.S. dollar equivalents). For details on changes in Board of Directors, please refer to explanations below:

	Retainer		Committees		Other compensation		Total
In whole euros	2023	2022	2023	2022	2023	2022	2023	2022

Hans-Holger Albrecht	175,000	483,078	95,000	190,558	177,194	1,184,142	447,194	1,857,778
Yaroslav Glazunov	350,000	281,250	47,500	80,000	177,194	—	574,694	361,250
Andrei Gusev	350,000	281,250	30,000	52,500	177,194	500,000	557,194	833,750
Gunnar Holt	450,000	625,000	—	68,750	577,194	—	1,027,194	693,750
Irene Shvakman	175,000	350,000	35,000	55,000	177,194	—	387,194	405,000
Vasily Sidorov	175,000	350,000	35,000	123,750	177,194	—	387,194	473,750
Michiel Soeting	350,000	277,083	79,138	57,083	177,194	—	606,332	334,166
Karen Linehan	350,000	342,289	35,000	53,899	—	—	385,000	396,188
Augie Fabela	350,000	175,000	52,500	57,500	177,194	—	579,694	232,500
Morten Lundal	525,000	175,000	41,638	42,500	177,194	—	743,832	217,500
Stan Miller	175,000	175,000	35,000	30,000	177,194	—	387,194	205,000
Mikhail Fridman	—	12,500	—	—	—	—	—	12,500
Leonid Boguslavsky	—	175,000	—	12,500	—	—	—	187,500
Gennady Gazin	—	387,500	—	62,500	—	1,566,303	—	2,016,303
Sergi Herrero	—	175,000	—	12,500	—	—	—	187,500
Robert Jan van de Kraats	—	65,860	—	23,522	—	—	—	89,382
Total compensation	3,425,000	4,330,810	485,776	922,562	2,171,940	3,250,445	6,082,716	8,503,817

	Retainer		Committees		Other compensation		Total
In whole US dollars	2023	2022	2023	2022	2023	2022	2023	2022

Hans-Holger Albrecht	189,228	507,763	102,723	200,296	191,600	1,244,652	483,551	1,952,711
Yaroslav Glazunov	378,455	295,622	51,362	84,088	191,600	—	621,417	379,710
Andrei Gusev	378,455	295,622	32,439	55,183	191,600	525,550	602,494	876,355
Gunnar Holt	486,585	656,938	—	72,263	624,120	—	1,110,705	729,201
Irene Shvakman	189,228	367,885	37,846	57,810	191,600	—	418,674	425,695
Vasily Sidorov	189,228	367,885	37,846	130,074	191,600	—	418,674	497,959
Michiel Soeting	378,455	291,242	85,572	60,000	191,600	—	655,627	351,242
Karen Linehan	378,455	359,780	37,846	56,653	—	—	416,301	416,433
Augie Fabela	378,455	183,943	56,768	60,438	191,600	—	626,823	244,381
Morten Lundal	567,683	183,943	45,023	44,672	191,600	—	804,306	228,615
Stan Miller	189,228	183,943	37,846	31,533	191,600	—	418,674	215,476
Mikhail Fridman	—	13,139	—	—	—	—	—	13,139
Leonid Boguslavsky	—	183,943	—	13,139	—	—	—	197,082
Gennady Gazin	—	407,301	—	65,694	—	1,646,342	—	2,119,337
Sergi Herrero	—	183,943	—	13,139	—	—	—	197,082
Robert Jan van de Kraats	—	69,226	—	24,723	—	—	—	93,949
Total compensation	3,703,455	4,552,118	525,271	969,705	2,348,520	3,416,544	6,577,246	8,938,367
Explanatory notes
In 2023, a one-off discretionary equity based award was awarded to the members of the Board of Directors of VEON Ltd. This grant aims to align the interests of the Board members with the long-term success and growth of the company, encouraging their active participation in driving shareholder value and recognizing their extraordinary efforts in supporting the VEON success during a challenging year.
Changes in Board of Directors
On January 5, 2022, VEON announced the appointment of Karen Linehan to the Board of Directors as a non-executive director, following the resignation of Steve Pusey in 2021.
On March 1, 2022, VEON announced the resignation of Mikhail Fridman from the Board of Directors, effective from February 28, 2022.
On March 8, 2022, VEON announced the resignation of Robert Jan van de Kraats from the Board of Directors, effective from March 7, 2022.
On March 16, 2022, VEON announced the appointment of Michiel Soeting to the Board of Directors as a non-executive director and Chairman of the Audit and Risk Committee, following the resignation of Robert Jan van de Kraats on March 7, 2022.
On May 25, 2022, VEON announced that its Board of Directors and its Nominating and Corporate Governance Committee have recommended eleven individuals for the Board, including eight directors currently serving on the Board and three new members.The Board also announced that Gennady Gazin, Leonid Boguslavsky and Sergi Herrero did not put themselves up for reelection.
On June 29, 2022, at the Annual General Meeting, shareholders elected three new directors: Augie Fabela, Morten Lundal and Stan Miller as well as eight previously serving directors: Hans-Holger Albrecht, Yaroslav Glazunov, Andrei Gusev, Gunnar Holt, Karen Linehan, Irene Shvakman, Vasily Sidorov and Michiel Soeting.
On June 29, 2023, at its Annual General Meeting, VEON shareholders approved the Board recommended slate of seven directors, including six directors currently serving on the Board – Augie Fabela, Yaroslav Glazunov, Andrei Gusev, Karen Linehan, Morten Lundal and Michiel Soeting – and Kaan Terzioğlu, the Chief Executive Officer (CEO) of the VEON Group.
In July 2023, the Board elected Morten Lundal as the Chair in its first meeting following the 2023 AGM. The Board also changed its committee structure, with the current committees established by the Board of directors being the Audit and Risk Committee and the Remuneration and Governance Committee.
SHARE-BASED PAYMENT
The following table sets forth the total share-based payment expense for the year-ended December 31 in relation to all directors and employees of the Company which represents a broader scope of disclosure than the senior management of the company, whose compensation was detailed above):

	2023	2022	2021

Equity-settled share-based payment expense	18	8	9
Liability-settled share-based payment expense	3	—	—
Total share-based compensation expense	21	8	9
Long-Term Incentive Plan (“LTIP”)
The LTIP is designed to align the material interests of the Company’s senior management with those of the shareholders. LTIP is an equity and cash-settled share-based payment scheme containing a three years vesting period from the date of the grant. The vesting of the share grant is also dependent on the Company’s target shareholder return. The target shareholder return is associated with return on equity taking account of the dividends paid and performance of the Company’s share price against a specified peer group. The determination of whether the targets have been achieved is determined by VEON’s Remuneration and Governance Committee. The following awards were granted during the year ended December 31, 2023:
Fair value is determined using the appropriate pricing model, see below.

	Awards*	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

As of January 01, 2023	23,453,111	$0.52	1.64
Granted	28,348,375	$0.62
Forfeited	(8,893,335)
Vested and settled	—
As of December 31, 2023	42,908,151	$0.65	1.20
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
The fair value of the awards was determined using the Black-Scholes Option Pricing Model with a Monte Carlo simulation to determine the likelihood of the performance condition being satisfied. An expense of US$8 was incurred as of December 31, 2023 (2022: US$1) related to equity-settled awards under this plan. The liability was US$3 (2022: US$Nil) at the end of the reporting period and an expense of US$3 was incurred as of December 31, 2023 (2022: US$Nil) for liability-settled awards under this plan.
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of share-based payment instruments granted during the year-ended December 31:

Assumptions affecting inputs to fair value models for equity-settled awards and for liability-settled awards for remeasurement as of December 31, 2023	2023 Range
Annual risk-free rates of return and discount rates (%)	2.15% - 2.42%
Long-term dividend yield (%)	—%
Expected life of options (years)	2.00 - 2.76
Volatility of share price (%)	43.68% - 93.92%
Share price (p)*	$0.71 - $0.79
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
Short-Term Incentive Plan (“STI”)
The Company’s STI Scheme was revised to a 50:50 shares:cash scheme effective for the year 2022. It provides cash pay-outs (50%) and share awards (50%) to participating employees based on the achievement of established KPIs over the period of one calendar year. KPIs are set every year at the beginning of the year and evaluated in the first quarter of the next year. The KPIs are partially based on the financial and operational results (such as total operating revenue, EBITDA and equity free cash flow) of the Company, or the affiliated entity employing the employee, and partially based on individual targets that are agreed upon with the participant at the start of the performance period based on his or her specific role and activities. The weight of each KPI is decided on an individual basis.
The cash pay-out of the STI award is scheduled in March of the year following the assessment year and is subject to continued active employment during the year of assessment (except in limited “good leaver” circumstances in which case there is a pro-rata reduction) and is also subject to a pro-rata reduction if the participant commenced employment after the start of the year of assessment. The share awards is also scheduled to be granted in March of the year following the assessment year and subject to the same active employment condition as the cash payout as well as a two years service vesting periods. Both the cash pay-out of the STI award as well as any share awards granted are dependent upon final approval by the Remuneration and Governance committee.
The cash pay-out is accounted for in accordance with IAS 19, Employee Benefits, while the share award portion is accounted for in accordance with IFRS 2, Share-based payments. The cash bonuses and shared-based compensation expenses are disclosed in the tables above for the GEC, while further information for the share-based portion of STI compensation expense is disclosed below.

	Awards*	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

As of January 01, 2023	—	$—	0
Granted	5,486,625	$0.72
Forfeited	—
Vested and settled	—
As of December 31, 2023	5,486,625	$0.72	0.85
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
The fair value of the awards was determined using the Black-Scholes Option Pricing Model. An expense of US$5 was incurred as of December 31, 2023 (2022: US$1) related to equity-settled awards under this plan.
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of share-based payment instruments granted during the year-ended December 31:

Assumptions affecting inputs to fair value models for equity-settled awards and for liability-settled awards for remeasurment as of December 31, 2023	2023 Range
Annual risk-free rates of return and discount rates (%)	2.11% - 2.37%
Long-term dividend yield (%)	—%
Expected life of options (years)	1.21 - 2.96
Volatility of share price (%)	61.42% - 94.32%
Share price (p)*	$0.71 - $0.79
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
Deferred Share Plan (“DSP”)
The DSP is an equity-settled scheme established in 2021, which enables the Board to award share awards to the selected staff (participants) on a discretionary basis at a no cost to the participants. The awards are conditional on the ongoing employment for a specified period, typically a two-year vesting period. The following awards were granted during the year ended December 31, 2023:

	Awards*	Weighted Average Fair Value	Weighted Average Remaining Contractual Life

As of January 01, 2023	7,835,235	$0.52	0.20
Granted	3,421,919	$0.78
Forfeited	—
Vested and settled	(2,608,118)
As of December 31, 2023	8,649,036	$0.78	0
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
The fair value of the awards was determined using the Black-Scholes Option Pricing Model. An expense of US$5 was incurred as of December 31, 2023 (2022: US$6) related to equity-settled awards under this plan.
The following table sets forth the range of principal assumptions applied by VEON in determining the fair value of share-based payment instruments granted during the year-ended December 31:

Assumptions affecting inputs to fair value models for equity-settled awards and for liability-settled awards for remeasurement as of December 31, 2023	2023 Range
Annual risk-free rates of return and discount rates (%)	0.00%–2.56%
Long-term dividend yield (%)	—%
Expected life of awards (years)	0.00–2.00
Volatility of share price (%)	38.12%–115.31%
Share price (p)*	$0.44–$2.03
* To ensure data consistency, all awards were converted to VEON common share price equivalents.
ACCOUNTING POLICIES
Equity-settled share-based payments are measured at the grant date fair value, which includes the impact of any market performance conditions. The grant date fair value is expensed over the vesting period, taking into account expected forfeitures and non-market performance conditions, if any, with a corresponding increase in equity. This is based upon the Company’s estimate of the shares or share options that will eventually vest which takes account of all service and non-market performance conditions, if applicable, with adjustments being made where new information indicate the number of shares or share options expected to vest differs from previous estimates.
Cash-settled share-based payments are measured at the grant date fair value and recorded as a liability. The Company remeasures the fair value of the liability at the end of each reporting period until the date of settlement, with any changes in fair value recognized as selling, general and administrative expenses within the income statement. The approach used to account for vesting conditions when measuring equity-settled transactions also applies to cash-settled transaction.
Other short-term benefits not related to share-based payments are expensed in the period when services are received.